Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses and Other Liabilities
	December 31, 2020	December 31, 2019
Payroll	$6,671	$6,701
Accrued interest	55,650	35,926
Accrued voyage expenses	1,344	—
Audit fees and related services	225	234
Accrued taxes	7,911	8,002
Professional fees	470	317
Other accrued expenses	264	—
Total accrued expenses	$72,535	$51,180